Insurance and Reinsurance Contract Assets and Liabilities - Summary of Effect of New Business Recognized in the Year (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	$ 77	$ 132
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	72	151
Estimates of present value of cash outflows [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	(1,997)	(7,894)
Estimates of present value of cash inflows [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	1,933	6,618
Risk adjustment for non-financial risk [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	399	717
Contractual service margin [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	(263)	710
Non-Onerous [Member] | Estimates of present value of cash outflows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	22,211	13,919
Non-Onerous [Member] | Insurance acquisition cash flows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	4,295	3,412
Non-Onerous [Member] | Claims and other insurance service expenses payable [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	17,916	10,507
Non-Onerous [Member] | Estimates of present value of cash inflows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(25,541)	(16,949)
Non-Onerous [Member] | Risk adjustment for non-financial risk [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	962	1,032
Non-Onerous [Member] | Contractual service margin [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	2,368	1,998
Onerous [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	253	514
Onerous [Member] | Estimates of present value of cash outflows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	3,796	5,580
Onerous [Member] | Insurance acquisition cash flows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	623	846
Onerous [Member] | Claims and other insurance service expenses payable [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	3,173	4,734
Onerous [Member] | Estimates of present value of cash inflows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	(3,761)	(5,430)
Onerous [Member] | Risk adjustment for non-financial risk [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	218	364
Asia [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	12	37
Asia [Member] | Estimates of present value of cash outflows [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	(916)	(519)
Asia [Member] | Estimates of present value of cash inflows [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	815	453
Asia [Member] | Risk adjustment for non-financial risk [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	170	125
Asia [Member] | Contractual service margin [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	(57)	(22)
Asia [Member] | Non-Onerous [Member] | Estimates of present value of cash outflows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	16,209	8,470
Asia [Member] | Non-Onerous [Member] | Insurance acquisition cash flows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	3,011	2,244
Asia [Member] | Non-Onerous [Member] | Claims and other insurance service expenses payable [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	13,198	6,226
Asia [Member] | Non-Onerous [Member] | Estimates of present value of cash inflows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(18,765)	(10,759)
Asia [Member] | Non-Onerous [Member] | Risk adjustment for non-financial risk [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	679	704
Asia [Member] | Non-Onerous [Member] | Contractual service margin [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	1,877	1,585
Asia [Member] | Onerous [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	158	334
Asia [Member] | Onerous [Member] | Estimates of present value of cash outflows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	2,399	3,953
Asia [Member] | Onerous [Member] | Insurance acquisition cash flows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	322	499
Asia [Member] | Onerous [Member] | Claims and other insurance service expenses payable [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	2,077	3,454
Asia [Member] | Onerous [Member] | Estimates of present value of cash inflows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	(2,330)	(3,772)
Asia [Member] | Onerous [Member] | Risk adjustment for non-financial risk [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	89	153
Canada [member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	13	32
Canada [member] | Estimates of present value of cash outflows [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	(331)	(291)
Canada [member] | Estimates of present value of cash inflows [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	319	261
Canada [member] | Risk adjustment for non-financial risk [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	76	77
Canada [member] | Contractual service margin [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	(51)	(15)
Canada [member] | Non-Onerous [Member] | Estimates of present value of cash outflows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	3,478	3,604
Canada [member] | Non-Onerous [Member] | Insurance acquisition cash flows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	608	600
Canada [member] | Non-Onerous [Member] | Claims and other insurance service expenses payable [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	2,870	3,004
Canada [member] | Non-Onerous [Member] | Estimates of present value of cash inflows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(3,823)	(3,901)
Canada [member] | Non-Onerous [Member] | Risk adjustment for non-financial risk [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	115	107
Canada [member] | Non-Onerous [Member] | Contractual service margin [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	230	190
Canada [member] | Onerous [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	26	51
Canada [member] | Onerous [Member] | Estimates of present value of cash outflows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	271	390
Canada [member] | Onerous [Member] | Insurance acquisition cash flows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	68	119
Canada [member] | Onerous [Member] | Claims and other insurance service expenses payable [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	203	271
Canada [member] | Onerous [Member] | Estimates of present value of cash inflows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	(286)	(431)
Canada [member] | Onerous [Member] | Risk adjustment for non-financial risk [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	41	92
U.S. [member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	47	82
U.S. [member] | Estimates of present value of cash outflows [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	(750)	(7,084)
U.S. [member] | Estimates of present value of cash inflows [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	799	5,904
U.S. [member] | Risk adjustment for non-financial risk [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	153	515
U.S. [member] | Contractual service margin [Member] | Reinsurance contracts held [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period reinsurance contracts liability (asset)	(155)	747
U.S. [member] | Non-Onerous [Member] | Estimates of present value of cash outflows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	2,524	1,845
U.S. [member] | Non-Onerous [Member] | Insurance acquisition cash flows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	676	568
U.S. [member] | Non-Onerous [Member] | Claims and other insurance service expenses payable [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	1,848	1,277
U.S. [member] | Non-Onerous [Member] | Estimates of present value of cash inflows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(2,953)	(2,289)
U.S. [member] | Non-Onerous [Member] | Risk adjustment for non-financial risk [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	168	221
U.S. [member] | Non-Onerous [Member] | Contractual service margin [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	261	223
U.S. [member] | Onerous [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	69	129
U.S. [member] | Onerous [Member] | Estimates of present value of cash outflows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	1,126	1,237
U.S. [member] | Onerous [Member] | Insurance acquisition cash flows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	233	228
U.S. [member] | Onerous [Member] | Claims and other insurance service expenses payable [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	893	1,009
U.S. [member] | Onerous [Member] | Estimates of present value of cash inflows [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	(1,145)	(1,227)
U.S. [member] | Onerous [Member] | Risk adjustment for non-financial risk [Member] | Insurance contracts issued [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of groups of onerous contracts initially recognised in period, insurance contracts liability (asset)	$ 88	$ 119